Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 29, 2012
Victory Institutional Money Market Fund (Prospectus Summary) | Victory Institutional Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Institutional Money Market Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by primarily investing in short-term, high-quality debt instruments.

Under normal circumstances, the Fund primarily invests in:

o Negotiable certificates of deposit, time deposits, and bankers' acceptances of
U.S. banks and U.S. branches of foreign banks.

o Short-term corporate obligations, such as commercial paper, notes, and bonds.

o Repurchase agreements.

o Other debt obligations such as master demand notes, short-term funding agreements, variable and floating rate securities, and private placement investments.

o Securities issued or guaranteed by the U.S. government or certain of its agencies and instrumentalities. Securities issued by certain U.S. government instrumentalities are supported only by the credit of the federal instrumentality. See the "Investments" section for a description of these securities.

o When-issued or delayed-delivery securities.

		o Eurodollar debt obligations.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's yield or the stability of its $1.00 share price may be adversely affected if any of the following occurs:

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o An issuer defaults on its obligation.

o An agency or instrumentality defaults on its obligation and the agency or U.S.
government does not provide financial support.

o The market value of floating or variable rate securities falls to such an extent that the Fund's share price declines below $1.00.

o Interest rates rise rapidly, causing the Fund's investment securities to decline in value and the Fund's share price to decline below $1.00.

o Interest rates decline, resulting in a lower yield for the Fund.

o The seller of a repurchase agreement defaults or becomes insolvent.

o Adverse events affecting the banking industry cause the value of the Fund's investments to decline.

o Political, economic, business or regulatory events occur in a foreign country causing the value of a security to decline.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it
		is possible to lose money by investing in the Fund.
Risk, Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance
		does not necessarily indicate how the Fund will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below indicate the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Investor Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table below indicate the risks of investing in the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest 1.35% (quarter ended December 31, 2006) Lowest 0.00% (quarters ended March 31, 2011, June 30, 2011, September 30, 2011 and December 31, 2011)
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The "seven-day yield" is an annualized figure - the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

For the Fund's current seven-day yields and seven-day effective yields, call the
Fund at 800-539-FUND (800-539-3863) or visit VictoryFunds.com and select Money
		Market Funds then Daily Prices.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	800-539-3863
Victory Institutional Money Market Fund (Prospectus Summary) | Victory Institutional Money Market Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	480
Annual Return 2002	rr_AnnualReturn2002	1.62%
Annual Return 2003	rr_AnnualReturn2003	0.94%
Annual Return 2004	rr_AnnualReturn2004	1.11%
Annual Return 2005	rr_AnnualReturn2005	2.93%
Annual Return 2006	rr_AnnualReturn2006	4.84%
Annual Return 2007	rr_AnnualReturn2007	4.99%
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	0.61%
Annual Return 2010	rr_AnnualReturn2010	0.08%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	0.01
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.93%
Victory Institutional Money Market Fund (Prospectus Summary) | Victory Institutional Money Market Fund | Select Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	0.01
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%

[1]	Includes a shareholder servicing fee of 0.25% applicable to Select Shares